Subsequent Events (Details) - USD ($)						1 Months Ended	3 Months Ended		12 Months Ended
	May 05, 2025	Apr. 01, 2025	Feb. 19, 2025	Feb. 05, 2025	Jan. 01, 2025	Apr. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 02, 2025	Feb. 28, 2025	Jan. 31, 2025	May 31, 2024
Angel Studios Inc. Cik0001671941
Subsequent Events
Loan principal secured amount															$ 500,000
Percentage of interest on loans															10.00%
Issuance of common stock								$ 14,796,704	$ 32,818,130	$ 7,500,001	$ 0
Angel Studios Inc. Cik0001671941 | Class C Common Stock
Subsequent Events
Number of common stock issued										528,914
Angel Studios Inc. Cik0001671941 | Guaranteed loan
Subsequent Events
Loan principal secured amount									$ 8,500,000
Percentage of interest on loans									10.00%
Subsequent event | Subordinated convertible promissory note | Note and warrant purchase agreement
Subsequent Events
Loan principal secured amount	$ 5,000,000
Subsequent event | Angel Studios Inc. Cik0001671941
Subsequent Events
Percentage of default interest				2.00%
Amount of gross receipts				$ 21,800,000
Issuance of common stock					$ 14,100,000
Subsequent event | Angel Studios Inc. Cik0001671941 | Class C Common Stock
Subsequent Events
Number of common stock issued							564,735	431,402
Issuance of common stock							$ 18,500,000	$ 14,100,000
Subsequent event | Angel Studios Inc. Cik0001671941 | Note and warrant purchase agreement | Class C Common Stock
Subsequent Events
Warrant purchase	30,525											30,525
Price of warrants												$ 32.76
Subsequent event | Angel Studios Inc. Cik0001671941 | Maximum | Black Autumn Show, Inc
Subsequent Events
Stock consideration based on a valuation						$ 28,200,000
Subsequent event | Angel Studios Inc. Cik0001671941 | Subordinated convertible promissory note | Note and warrant purchase agreement
Subsequent Events
Proceeds from Convertible Debt	$ 5,000,000
Loan principal secured amount												$ 5,000,000
Percentage of interest on loans												15.00%
Subsequent event | Angel Studios Inc. Cik0001671941 | Subordinated convertible promissory note | Note and warrant purchase agreement | Class C Common Stock
Subsequent Events
accrued interest, Per share												$ 32.76
Subsequent event | Angel Studios Inc. Cik0001671941 | Loans Collateralized With Bitcoin Assets
Subsequent Events
Loan principal secured amount													$ 13,500,000	$ 13,500,000
Subsequent event | Angel Studios Inc. Cik0001671941 | Loans Collateralized With Bitcoin Assets | Minimum
Subsequent Events
Percentage of interest on loans													11.50%	11.50%
Subsequent event | Angel Studios Inc. Cik0001671941 | Loans Collateralized With Bitcoin Assets | Maximum
Subsequent Events
Percentage of interest on loans													15.00%	15.00%
Subsequent event | Angel Studios Inc. Cik0001671941 | Guaranteed loan
Subsequent Events
Payments under guarantee			$ 2,000,000
Subsequent event | Angel Studios Inc. Cik0001671941 | Angel Studios 010, Inc
Subsequent Events
Gross proceeds		$ 5,000,000